Income Tax - Income Tax Expense Recognized in Other Comprehensive Income (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax benefit (expense)
Related to remeasurement of defined benefit obligation	$ 30.6	$ 126.9	$ 99.3
Related to unrealized gain/loss on available-for-sale financial assets	(2.9)	(61.2)	(16.0)
Related to gain/loss on cash flow hedges	(0.6)
Deferred income tax benefit (expense)	$ 27.1	$ 65.7	$ 83.3